S-K 1602(c) Dilution	Oct. 31, 2025 USD ($) $ / shares shares
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.75
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.25
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 98,653,738
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	13,608,333
Without Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 102,250,000	[1]
Without Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
Without Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(3,500,000)
Without Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(109,800)
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[2]
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Without Over Allotment [Member] | No Redemption [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.40
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.60
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 2,153,738
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,608,333
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 102,250,000	[1]
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(109,800)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (100,000,000)	[2]
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(10,000,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.29
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.71
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 74,528,738
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,108,333
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 102,250,000	[1]
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(2,625,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(109,800)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (25,000,000)	[2]
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(2,500,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.14
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.86
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 50,403,738
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,608,333
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 102,250,000	[1]
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(1,750,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(109,800)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (50,000,000)	[2]
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,000,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.70
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.30
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 26,278,738
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,108,333
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 102,250,000	[1]
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(875,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(109,800)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (75,000,000)	[2]
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(7,500,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.75
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.25
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 113,238,538
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,627,083
With Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 117,250,000	[1]
With Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
With Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,025,000)
With Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[2]
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | No Redemption [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.45
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.55
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 2,263,538
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,127,083
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 117,250,000	[1]
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (115,000,000)	[2]
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(11,500,000)
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.30
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.70
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 85,494,788
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,752,083
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 117,250,000	[1]
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(3,018,750)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (28,750,000)	[2]
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(2,875,000)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.15
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.85
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 57,751,038
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	9,877,083
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 117,250,000	[1]
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(2,012,500)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (57,500,000)	[2]
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,750,000)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.71
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.29
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (169,392)
Net Tangible Book Value Adjusted	$ 30,007,288
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,002,083
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 117,250,000	[1]
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	182,930
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(1,006,250)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (86,250,000)	[2]
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(8,625,000)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750

[1]	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.15 per unit, or $1,500,000 in the aggregate (or $1,725,000 if the underwriter’s over-allotment option is exercised in full), payable to the underwriter in this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit $3,500,000 in the aggregate or up to an additional $4,025,000 in the aggregate if the underwriter’s over-allotment option is exercised in full payable to the underwriter in the Proposed Offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.